Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total Global-Tech shareholders' equity	Non-controlling interests
Beginning balance at Mar. 31, 2009	$ 74,201,013	$ 129,083	$ (4,661,185)	$ 84,266,412	$ (10,554,563)	$ 5,021,266	$ 74,201,013
Beginning balance, shares at Mar. 31, 2009		3,227,064	(189,387)
Net income/loss for the year	3,466,331				3,466,331		3,466,331
Other comprehensive income:
unrealized gain on available-for-sale investments, net of income tax of nil	953					953	953
release of unrealized loss on available-for-sale investments, net of income tax of nil	12,488					12,488	12,488
foreign currency translation adjustments	43,421					43,421	43,421
Total net comprehensive income	3,523,193				3,466,331	56,862	3,523,193
Shares repurchased as treasury stock, shares			(200)
Shares repurchased as treasury stock	(2,136)		(2,136)				(2,136)
Stock compensation expenses	11,646			11,646			11,646
Shares issued to an employee, shares		1,500
Shares issued to an employee	2,029	60		1,969			2,029
Ending balance at Mar. 31, 2010	77,735,745	129,143	(4,663,321)	84,280,027	(7,088,232)	5,078,128	77,735,745
Ending balance, shares at Mar. 31, 2010		3,228,564	(189,587)
Net income/loss for the year	(4,187,999)				(4,012,971)		(4,012,971)	(175,028)
Other comprehensive income:
unrealized gain on available-for-sale investments, net of income tax of nil	11,092					11,092	11,092
release of unrealized loss on available-for-sale investments, net of income tax of nil	1,877					1,877	1,877
foreign currency translation adjustments	2,304,636					2,304,178	2,304,178	458
Total net comprehensive income	(1,870,394)				(4,012,971)	2,317,147	(1,695,824)	(174,570)
Stock compensation expenses	470,109			470,109			470,109
Shares issued to an employee, shares		750
Shares issued to an employee	1,999	30		1,969			1,999
Ending balance at Mar. 31, 2011	76,337,459	129,173	(4,663,321)	84,752,105	(11,101,203)	7,395,275	76,512,029	(174,570)
Ending balance, shares at Mar. 31, 2011		3,229,314	(189,587)
Net income/loss for the year	1,417,336				1,410,677		1,410,677	6,659
Other comprehensive income:
unrealized gain on available-for-sale investments, net of income tax of nil	24,600					24,600	24,600
release of unrealized loss on available-for-sale investments, net of income tax of nil	(643)					(643)	(643)
foreign currency translation adjustments	2,277,759					2,278,213	2,278,213	(454)
Total net comprehensive income	3,719,052				1,410,677	2,302,170	3,712,847	6,205
Stock compensation expenses	34,121			34,121			34,121
Ending balance at Mar. 31, 2012	$ 80,090,632	$ 129,173	$ (4,663,321)	$ 84,786,226	$ (9,690,526)	$ 9,697,445	$ 80,258,997	$ (168,365)
Ending balance, shares at Mar. 31, 2012		3,229,314	(189,587)